SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nontrade Receivables, Current	$ 165	$ 159
Government of Israel [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nontrade Receivables, Current	19	92
Employees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nontrade Receivables, Current	28	20
Sundry [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nontrade Receivables, Current	$ 118	$ 47